Taxes on Earnings Schedule of Deferred Tax Liabilities and Assets (Details) - USD ($) $ in Millions	Aug. 02, 2015	Aug. 03, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment	$ 306	$ 300
Deferred Tax Liabilities, Goodwill and Intangible Assets	541	541
Deferred Tax Liabilities, Other	17	16
Deferred Tax Liabilities, Gross	864	857
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	298	294
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	92	63
Deferred Tax Assets, Operating Loss Carryforwards	44	49
Deferred Tax Assets, Capital Loss Carryforwards	85	112
Deferred Tax Assets, Other	101	70
Deferred Tax Assets, Gross	620	588
Deferred Tax Assets, Valuation Allowance	(122)	(151)
Deferred Tax Assets, Net of Valuation Allowance	498	437
Deferred Tax Liabilities, Net	$ 366	$ 420